Subsequent events	12 Months Ended
Dec. 31, 2018
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Subsequent events

29.	Subsequent events

Stock Grants

During the first quarter of 2019, the Compensation Committee of the Company’s Board of Directors approved three awards. Awards under these plans will grant approximately 30,412 shares of non-vested stock, which will vest over a period of three years. The Company estimates the fair value of these awards to be approximately $2.7 million and the 2019 compensation cost for these plans will be $1.4 million.

Sale of aircraf

During the first quarter of 2019, the Company delivered the two first Embraer 190 aircraft classified as “Other current asset” in the consolidated statement of financial position (see note 13).

Suspension of operations Max 9

During the first quarter of 2019, the Company temporarily suspended operations of its Boeing 737 MAX 9 aircraft during the investigation into the cause of the accident of Ethiopian Airlines involving a Boeing 737 MAX 8 aircraft. Regulatory authorities around the world grounded the aircraft. The Company estimates this suspension would increase the maintenance expenses and could cause flight cancellations and other interruptions in the services.